Expense Example - Federated Hermes Intermediate Municipal Fund	May 31, 2026 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 543
Expense Example, with Redemption, 3 Years	739
Expense Example, with Redemption, 5 Years	952
Expense Example, with Redemption, 10 Years	1,564
IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	$ 871